INCOME TAXES - Narrative (Details) $ in Millions	Dec. 31, 2023 USD ($)
United States
Income Tax Contingency [Line Items]
Accumulated tax loss carry forward	$ 27.6
Israel | Foreign Tax Authority
Income Tax Contingency [Line Items]
Accumulated tax loss carry forward	$ 68.8